Schedule of Investments (unaudited) March 31, 2020	BlackRock LifePath Index 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Affiliated Investment Companies(b) — 99.9%

Equity Funds — 52.5%
iShares Core MSCI Total International Stock ETF	$16,881,454	$793,597,152
iShares Developed Real Estate Index Fund — Class K	11,899,122	93,646,087
Large Cap Index Master Portfolio	1,201,596,039	1,201,596,039
Master Small Cap Index Series	123,347,295	123,347,295

		2,212,186,573

Security	Shares/ Investment Value	Value

Fixed Income Funds — 47.2%
iShares TIPS Bond ETF	$2,606,457	$307,353,410
U.S. Total Bond Index Master Portfolio	1,680,452,380	1,680,452,380

		1,987,805,790

Short-Term Securities — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25%(a)	8,803,905	8,803,905

Total Affiliated Investment Companies — 99.9% (Cost — $4,216,830,154)		4,208,796,268

Other Assets Less Liabilities — 0.1%		3,977,209

Net Assets — 100.0%		$4,212,773,477

(a)	Annualized 7-day yield as of period end.
(b)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuers	Shares/ Investment Value Held at 12/31/19		Shares/ Investment Value Purchased		Shares/ Investment Value Sold		Shares/ Investment Value Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares,(b)	16,280,625	(c)	—		(16,280,625	)(d)	—	$—	$7,045	(e)	$3,371	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,412,435	(c)	—		(8,608,530	)(f)	8,803,905	8,803,905	53,213		—	—
iShares Core MSCI Total International Stock ETF	14,073,602	(c)	2,875,341	(g)	(67,489)		16,881,454	793,597,152	—		(1,505,517)	(226,891,986)
iShares Developed Real Estate Index Fund — Class K	10,216,687	(c)	1,861,497	(g)	(179,062	)(h)	11,899,122	93,646,087	—		(274,544)	(32,997,928)
iShares TIPS Bond ETF	2,753,755	(c)	177,613	(g)	(324,911	)(h)	2,606,457	307,353,410	361,112		273,373	3,556,075
Large Cap Index Master Portfolio	$1,325,331,185	(c)	$—		$(123,735,146	)(f)	$1,201,596,039	1,201,596,039	6,779,713		(6,493,894)	(282,710,044)
Master Small Cap Index Series	$139,303,151	(c)	$—		$(15,955,856	)(f)	$123,347,295	123,347,295	545,366		(1,446,033)	(42,262,372)
U.S. Total Bond Index Master Portfolio	$1,735,817,461	(c)	$—		$(55,365,081	)(f)	$1,680,452,380	1,680,452,380	12,367,442		6,668,977	28,357,481

								$4,208,796,268	$20,113,891		$(2,774,267)	$(552,948,774)

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.
(c)	Represents shares/investment value held by the LifePath Index Master Portfolio as of December 31, 2019.
(d)	Represents net shares/Investment value purchased (sold) by the LifePath Index Master Portfolio.
(e)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents net shares/Investment value purchased (sold) by the Fund and the LifePath Index Master Portfolio.
(g)	Represents shares purchased by the Fund and the LifePath Index Master Portfolio.
(h)	Represents shares sold by the Fund and the LifePath Index Master Portfolio.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock LifePath Index 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund policy regarding valuation of investments, refer to the LifePath Index Master Portfolio’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$1,194,596,649	$	$	$1,194,596,649
Short-Term Securities	8,803,905			8,803,905

Subtotal	$1,203,400,554	$	$	$1,203,400,554

Investments Valued at NAV(a)				3,005,395,714

Total Investments				$4,208,796,268

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

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